UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02924

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	6/30

Date of reporting period:	3/31/2009

Item 1:  Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Amortized Cost
GOVERNMENT SPONSORED ENTERPIRSES SECURITIES 88.24%

Federal Home Loan Bank	0.20%	4/13/2009	$25,000	$24,998,333
Federal Home Loan Bank	0.29%	5/18/2009	15,000	14,994,321
Federal Home Loan Bank	0.31%	4/21/2009	20,000	19,996,555
Federal Home Loan Bank	0.37%	6/29/2009	10,000	9,990,853
Federal Home Loan Mortgage Corp.	0.20%	4/13/2009	20,000	19,998,667
Federal Home Loan Mortgage Corp.	0.23%	5/4/2009	25,000	24,994,729
Federal Home Loan Mortgage Corp.	0.24%	6/22/2009	25,000	24,986,333
Federal Home Loan Mortgage Corp.	0.24%	7/8/2009	4,000	3,997,387
Federal Home Loan Mortgage Corp.	0.28%	4/14/2009	10,300	10,298,959
Federal Home Loan Mortgage Corp.	0.28%	4/17/2009	20,000	19,997,511
Federal Home Loan Mortgage Corp.	0.28%	6/15/2009	30,000	29,982,500
Federal Home Loan Mortgage Corp.	0.32%	6/15/2009	30,000	29,980,000
Federal Home Loan Mortgage Corp.	0.327%	6/8/2009	25,000	24,984,558
Federal Home Loan Mortgage Corp.	0.33%	6/1/2009	20,000	19,988,817
Federal Home Loan Mortgage Corp.	0.34%	6/1/2009	5,000	4,997,119
Federal Home Loan Mortgage Corp.	0.37%	5/11/2009	30,000	29,987,667
Federal Home Loan Mortgage Corp.	0.38%	5/26/2009	30,000	29,982,583
Federal Home Loan Mortgage Corp.	0.40%	7/9/2009	1,850	1,847,965
Federal Home Loan Mortgage Corp.	0.46%	6/15/2009	15,000	14,985,625
Federal Home Loan Mortgage Corp.	0.47%	7/20/2009	30,000	29,956,917
Federal National Mortgage Assoc.	0.199%	4/8/2009	25,000	24,999,033
Federal National Mortgage Assoc.	0.26%	4/3/2009	14,850	14,849,785
Federal National Mortgage Assoc.	0.29%	6/15/2009	17,000	16,989,729
Federal National Mortgage Assoc.	0.31%	6/10/2009	27,000	26,983,725
Federal National Mortgage Assoc.	0.31%	6/16/2009	1,000	999,346
Federal National Mortgage Assoc.	0.33%	6/3/2009	40,000	39,976,900
Federal National Mortgage Assoc.	0.35%	5/29/2009	6,000	5,996,617
Federal National Mortgage Assoc.	0.36%	5/11/2009	25,000	24,990,000
Federal National Mortgage Assoc.	0.36%	5/27/2009	30,000	29,983,200
Federal National Mortgage Assoc.	0.368%	4/22/2009	25,000	24,994,633
Federal National Mortgage Assoc.	0.37%	5/6/2009	25,000	24,991,007
Federal National Mortgage Assoc.	0.38%	5/13/2009	25,000	24,988,917
Federal National Mortgage Assoc.	0.38%	5/28/2009	15,000	14,990,975

Total Government Sponsored Enterprises Securities				666,681,266

See Notes to Schedule of Investments.

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Schedule of Investments (unaudited) (concluded)

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

March 31, 2009

Investments	Principal Amount (000)	Amortized Cost
Repurchase Agreements 12.13%
Repurchase Agreement dated 3/31/2009, 0.12% due 4/1/2009 with J.P. Morgan Chase & Co. collateralized by $91,451,000 of Federal National Mortgage Assoc. at 0.916% due 7/17/2009; value: $91,800,791; proceeds: $89,832,302	$89,832	$89,832,000
Repurchase Agreement dated 3/31/2009, 0.01% due 4/1/2009 with State Street Bank & Trust Co. collateralized by $1,830,000 of U.S. Treasury Bill at 0.18% due 5/14/2009; value: $1,829,634; proceeds: $1,790,427	1,790	1,790,426

Total Repurchase Agreements		91,622,426

Total Investments in Securities 100.37%		758,303,692	*

Liabilities in Excess of Other Assets (0.37%)		(2,782,539)
Net Assets 100.00%		$755,521,153

* Cost for Federal income tax purposes is $758,303,692. Average maturity of investments: 45 days.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1.     ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities.

2.     SIGNIFICANT ACCOUNTING POLICIES

(a)   Investment Valuation—The Fund values securities utilizing the amortized cost method, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates market value.

(b)   Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)   Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)  Fair Value Measurements—The Fund adopted Financial Accounting Standards Board (“FASB”) Statement No. 157, Fair Value Measurements (“SFAS 157”), effective July 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•      Level 1 – quoted prices in active markets for identical investments;

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$91,622,426
Level 2 – Other Significant Observable Inputs	666,681,266
Total	$758,303,692

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Notes to Schedule of Investments (unaudited)(concluded)

3.     RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

2

Item 2:  Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:  Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 27, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 27, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 27, 2009